                                                              [PHOTO OF DESKTOP]



                         ANNUAL REPORT DECEMBER 31, 2002



[PHOTO OF NYSE FLAG]               EATON VANCE

                                 LARGE-CAP VALUE

                                      FUND



[PHOTO OF STOCK MARKET]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF  THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

Eaton Vance Large-Cap Value Fund, Class A shares, had a total return of -15.78% for the one-year ended December 31, 2002. That return was the result of a decrease in net asset value per share (NAV) from $14.53 on December 31, 2001 to $12.11 on December 31, 2002.(1)

Class B shares had a total return of -16.41% for the same period, the result of a decrease in NAV from $16.76 to $13.97.(1)

Class C shares had a total return of -16.35% for the same period, the result of a decrease in NAV from $13.33 to $11.12.(1)

By comparison, the Russell 1000 Value Index - an unmanaged market index of value stocks - had a total return of -15.52% for the one-year ended December 31, 2002.(2) The S&P 500 Index - a broad-based, unmanaged market index commonly used as a measure of overall stock market performance - returned -22.09% for the same period.(2)

An uncertain economic recovery mixed with poor stock market performance ...

A multitude of factors contributed to the dismal performance of the U.S. equity markets in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The third quarter of 2002 marked the worst quarterly broad market decline, as measured by the S&P 500 Index, since the fourth quarter of 1987.(2) Every major domestic benchmark experienced negative returns, with none of the S&P 500 sectors or industry groups registering gains during this period. Volatility and the pace of sector rotation remained at high levels.

In unpredictable markets, a diversified portfolio is more important than ever...

The high level of volatility in equity markets recently underscores the importance of diversifying across asset classes and, within equities, among investment styles and market capitalizations. We believe that a diversified investment philosophy can help manage risk, and that exposure to value stocks is an important part of a broadly diversified investment portfolio. Finally, we believe that the volatility expected in the markets in the near term should help create conditions in which we can leverage our rigorous fundamental research to identify investments that will serve investors well over the longer term.

                           Sincerely,

                           /S/ THOMAS E. FAUST JR.
                           -----------------------

                           Thomas E. Faust Jr.
                           President
                           February 7, 2003

FUND INFORMATION
AS OF DECEMBER 31, 2002

Performance(3)                              Class A        Class B       Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                    -15.78%        -16.41%        -16.35%
Five Years                                    4.37           3.57           3.52
Ten Years                                     9.96            N/A            N/A
Life of Fund+                                 9.38          10.38          10.64

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                    -20.64%        -20.58%        -17.18%
Five Years                                    3.14           3.25           3.52
Ten Years                                     9.32            N/A            N/A
Life of Fund+                                 9.28          10.38          10.64

+    Inception Dates - Class A: 09/23/31; Class B: 08/17/94; Class C:11/04/94


Ten Largest Equity Holdings(4)
------------------------------------------
Washington Mutual                    2.38%
ConocoPhillips                       2.22
Citigroup, Inc.                      2.15
Wells Fargo & Co.                    2.15
Bank of America Corp.                2.13
TJX Companies, Inc.                  2.09
SBC Communications, Inc.             2.07
Sara Lee Corp.                       2.07
General Dynamics Corp.               2.06
Royal Dutch Petroleum Co.            2.02


(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.

(2)  It is not possible to invest directly in an Index.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC imposed in the first year.

(4) Ten largest holdings accounted for 21.34% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MANAGEMENT DISCUSSION

AN INTERVIEW WITH MICHAEL R. MACH,
PORTFOLIO MANAGER OF LARGE-CAP VALUE PORTFOLIO

[PHOTO OF MICHAEL R. MACH, CFA]
Michael R. Mach, CFA
Portfolio Manager

Q: Michael, can you share some thoughts on what happened in the stock markets over the last 12 months?

A: The last 12 months were certainly challenging. Over that period, the stock market was characterized by a decidedly downward bias. In addition to generally lower stock prices, investors also had to endure a great deal of stock price volatility and an unusually high degree of fundamental uncertainty. We believe many of the causes of the equity market's recent struggles relate to the business and market excesses created during the late nineties and early months of 2000. It's our sense that most of these excesses have now been identified and are well on their way to being corrected.

Q:   Against this backdrop, how did the Fund perform?

A: The Fund's NAV was down last year as the Portfolio was not immune to the challenges that impacted markets. Fortunately for our shareholders, its decline was meaningfully less than that of the overall stock market.

Q:   What factors do you believe helped the Portfolio limit its losses?

A: The Portfolio adheres to a value-oriented philosophy of investing in a diversified portfolio of companies generally characterized by strong business franchises and attractive growth prospects. Our philosophy is to buy shares in such companies only when they are available at discount valuations to the overall stock market based on various meaningful fundamental metrics.

     There are several factors implicit in this philosophy that help us to manage risk. Each of these factors contributed in 2002 to our being able to do a better-than-average job of preserving capital in a falling market. For example, by building a diversified portfolio, we believe we limited the Portfolio's stock- and sector-specific risks. Focusing on companies considered to have strong business franchises helped to limit the business risk commonly associated with equity investing. We believe that by adhering to our discipline of buying stocks only when they are available at discount valuations versus the overall stock market, we limited the Fund's stock price risk by avoiding stocks priced at excessively high valuation levels.

Five Largest Sector Positions+
------------------------------------
By total net assets
------------------------------------
Banks                           9.4%
Communication Services          8.6%
Financial Services              7.5%
Oil and Gas - Integrated        7.2%
Insurance                       6.9%

+    Sector positions are subject to change due to active management.

MANAGEMENT DISCUSSION

Q: Other than adhering to a value-oriented philosophy, were there other factors that helped last year's performance?

A: In terms of specific stocks owned or not owned in the Fund, our buy and sell decisions are in large part driven by the fundamental research efforts of Eaton Vance's experienced team of senior research analysts. For example, favorable analyst recommendations led to investments in TJX Companies and Nissan Motors. Both of these stocks provided positive double-digit returns over the past 12 months. At the same time analyst recommendations to avoid stocks, including Kmart and WorldCom Inc., helped us avoid some very big losers.

Q: Eaton Vance Large-Cap Value Fund has a history that dates to 1931, and the Fund has many long-term shareholders. What types of returns has the Fund provided these shareholders over the last five and ten year periods?

A: For both the five- and 10-year periods ending December 31, 2002, the Funds disciplined investment process, in combination with the insights of Eaton Vance's experienced team of equity analysts, have helped it to earn above average returns as compared to the S&P 500. Over the last five years the Fund's A shares at net asset value have provided shareholders with an average annual return of 4.37% compared with a -0.58% for the S&P 500. Over the last 10 years, the Fund's A shares, at net asset value, provided shareholders with an average annual return of 9.96%. By comparison, during this same 10-year period, the S&P 500 advanced at an average annual rate of 9.34%.

Q:   Looking ahead, what are you expecting from the Fund in the coming year?

A: Historically, it has been periods of fear and crisis, not unlike what we've just been through, that have provided the base from which new bull markets emerge. It is our belief that companies held in the Portfolio today are well positioned for long-term earnings growth and long-term share price appreciation in an improving economy. Looking ahead, we believe that the Fund's disciplined value style and its research driven investment process will make it an attractive vehicle for growth through equity investing.

     In closing, I would like to thank my fellow shareholders for their continued confidence and participation in Eaton Vance Large-Cap Value Fund.



THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

PERFORMANCE

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE LARGE-CAP VALUE FUND, CLASS A VS. THE S&P 500 INDEX*
December 31, 1992-December 31, 2002

                         EATON VANCE LARGE-CAP    Fund, ind. maximum          S&P 500                 Russell 1000
                          VALUE FUND, CLASS A         sales charge             Index                  Value Index
                          -------------------         ------------             -----                  -----------
12/92                          $10,000                   $10,000              $10,000                   $10,000
                                $9,873                    $9,307              $10,084                   $10,290
                                $9,888                    $9,321              $10,221                   $10,649
                               $10,134                    $9,553              $10,436                   $10,964
                                $9,797                    $9,235              $10,184                   $10,823
                                $9,902                    $9,334              $10,456                   $11,041
                                $9,932                    $9,362              $10,486                   $11,285
                                $9,970                    $9,398              $10,444                   $11,410
                               $10,241                    $9,654              $10,840                   $11,822
                               $10,256                    $9,668              $10,757                   $11,841
                               $10,437                    $9,839              $10,979                   $11,832
                               $10,203                    $9,618              $10,874                   $11,586
12/93                          $10,419                    $9,822              $11,006                   $11,807
                               $10,797                   $10,178              $11,380                   $12,251
                               $10,545                    $9,941              $11,071                   $11,833
                               $10,059                    $9,482              $10,589                   $11,392
                               $10,220                    $9,634              $10,725                   $11,610
                               $10,304                    $9,713              $10,900                   $11,745
                               $10,060                    $9,483              $10,633                   $11,463
                               $10,276                    $9,687              $10,982                   $11,820
                               $10,496                    $9,894              $11,432                   $12,160
                               $10,225                    $9,639              $11,152                   $11,757
                               $10,272                    $9,683              $11,403                   $11,921
                                $9,812                    $9,249              $10,988                   $11,441
12/94                           $9,990                    $9,417              $11,150                   $11,574
                                $9,976                    $9,404              $11,439                   $11,930
                               $10,364                    $9,769              $11,885                   $12,402
                               $10,788                   $10,169              $12,235                   $12,675
                               $11,038                   $10,405              $12,595                   $13,076
                               $11,492                   $10,833              $13,097                   $13,625
                               $11,715                   $11,043              $13,401                   $13,809
                               $12,180                   $11,481              $13,846                   $14,290
                               $12,413                   $11,701              $13,880                   $14,492
                               $12,618                   $11,894              $14,465                   $15,016
                               $12,515                   $11,797              $14,414                   $14,867
                               $12,992                   $12,247              $15,046                   $15,620
12/95                          $13,263                   $12,503              $15,336                   $16,013
                               $13,525                   $12,750              $15,857                   $16,512
                               $13,505                   $12,730              $16,005                   $16,636
                               $13,609                   $12,829              $16,159                   $16,919
                               $13,830                   $13,037              $16,397                   $16,984
                               $14,239                   $13,422              $16,819                   $17,197
                               $14,354                   $13,531              $16,883                   $17,211
                               $13,710                   $12,924              $16,137                   $16,560
                               $14,216                   $13,401              $16,478                   $17,034
                               $14,816                   $13,967              $17,405                   $17,711
                               $15,133                   $14,265              $17,885                   $18,396
                               $16,000                   $15,083              $19,235                   $19,730
12/96                          $15,942                   $15,028              $18,854                   $19,478
                               $16,790                   $15,827              $20,032                   $20,422
                               $16,979                   $16,005              $20,189                   $20,722
                               $16,365                   $15,427              $19,361                   $19,977
                               $17,160                   $16,176              $20,516                   $20,817
                               $18,111                   $17,072              $21,764                   $21,979
                               $18,769                   $17,693              $22,738                   $22,922
                               $20,076                   $18,925              $24,546                   $24,647
                               $19,061                   $17,968              $23,172                   $23,769
                               $20,406                   $19,236              $24,441                   $25,205
                               $19,964                   $18,819              $23,625                   $24,501
                               $20,356                   $19,189              $24,718                   $25,584
12/97                          $20,873                   $19,676              $25,142                   $26,331
                               $20,797                   $19,605              $25,420                   $25,959
                               $22,015                   $20,752              $27,253                   $27,706
                               $23,277                   $21,942              $28,647                   $29,401
                               $24,130                   $22,746              $28,935                   $29,597
                               $23,353                   $22,014              $28,438                   $29,159
                               $23,779                   $22,416              $29,593                   $29,532
                               $23,115                   $21,790              $29,278                   $29,011
                               $19,837                   $18,699              $25,050                   $24,694
                               $21,560                   $20,324              $26,654                   $26,111
                               $22,819                   $21,510              $28,821                   $28,134
                               $23,887                   $22,517              $30,567                   $29,444
12/98                          $25,426                   $23,968              $32,327                   $30,446
                               $25,680                   $24,207              $33,678                   $30,690
                               $25,442                   $23,983              $32,632                   $30,256
                               $26,028                   $24,536              $33,937                   $30,883
                               $27,222                   $25,661              $35,251                   $33,767
                               $26,452                   $24,935              $34,420                   $33,396
                               $27,512                   $25,934              $36,329                   $34,365
                               $26,306                   $24,798              $35,195                   $33,359
                               $25,631                   $24,161              $35,021                   $32,121
                               $24,989                   $23,556              $34,062                   $30,999
                               $25,661                   $24,189              $36,217                   $32,783
                               $25,790                   $24,311              $36,953                   $32,527
12/99                          $26,290                   $24,783              $39,128                   $32,684
                               $24,517                   $23,111              $37,162                   $31,617
                               $22,945                   $21,629              $36,460                   $29,268
                               $25,687                   $24,214              $40,024                   $32,839
                               $26,192                   $24,690              $38,820                   $32,457
                               $27,050                   $25,499              $38,023                   $32,799
                               $25,762                   $24,285              $38,961                   $31,300
                               $25,801                   $24,321              $38,352                   $31,692
                               $27,794                   $26,200              $40,733                   $33,456
                               $28,166                   $26,550              $38,583                   $33,762
                               $29,090                   $27,421              $38,420                   $34,592
                               $28,149                   $26,534              $35,393                   $33,308
12/00                          $30,171                   $28,440              $35,567                   $34,976
                               $30,642                   $28,885              $36,828                   $35,111
                               $30,519                   $28,769              $33,472                   $34,134
                               $29,476                   $27,786              $31,353                   $32,928
                               $30,830                   $29,062              $33,787                   $34,543
                               $32,069                   $30,230              $34,014                   $35,319
                               $30,977                   $29,201              $33,186                   $34,536
                               $31,124                   $29,340              $32,859                   $34,462
                               $30,325                   $28,586              $30,804                   $33,082
                               $28,117                   $26,505              $28,317                   $30,754
                               $28,412                   $26,782              $28,857                   $30,489
                               $29,637                   $27,937              $31,070                   $32,261
12/01                          $30,693                   $28,933              $31,343                   $33,021
                               $30,503                   $28,754              $30,886                   $32,767
                               $30,418                   $28,674              $30,290                   $32,819
                               $31,391                   $29,591              $31,429                   $34,372
                               $30,459                   $28,712              $29,524                   $33,193
                               $30,331                   $28,592              $29,308                   $33,360
                               $28,889                   $27,232              $27,221                   $31,444
                               $26,488                   $24,969              $25,100                   $28,521
                               $26,892                   $25,350              $25,264                   $28,737
                               $24,382                   $22,983              $22,521                   $25,541
                               $25,892                   $24,408              $24,501                   $27,434
                               $26,725                   $25,192              $25,942                   $29,162
12/02                          $25,850                   $24,367              $24,418                   $27,895


Performance+                                 Class A       Class B      Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                     -15.78%        -16.41%       -16.35%
Five Years                                     4.37           3.57          3.52
Ten Years                                      9.96            N/A           N/A
Life of Fund+                                  9.38          10.38         10.64

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            -20.64%    -20.58%    -17.18%
Five Years                                            3.14       3.25       3.52
Ten Years                                             9.32        N/A        N/A
Life of Fund+                                         9.28      10.38      10.64

+    Inception Dates - Class A: 09/23/31; Class B: 08/17/94; Class C:11/04/94



* Source: Thomson Financial. Investment operations commenced 09/23/31. The chart uses closest month-end after inception.

     The chart compares the Fund's total return with that of the Russell 1000 Value Index, a broad-based, unmanaged market index of value stocks, and the S&P 500 Index, a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The Index's returns use net dividends which reflect the deduction of withholding taxes. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Indexes. An investment in the Fund's Class B shares on 8/17/94 at net asset value would have grown to $22,887 on December 31, 2002. An investment in the Fund's Class C shares on 11/4/94 at net asset value would have grown to $22,816 on December 31, 2002. The Indexes' total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes. It is not possible to invest directly in an Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC imposed in the first year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
------------------------------------------------------
Investment in Large-Cap Value Portfolio,
   at value
   (identified cost, $293,115,032)        $315,357,390
Receivable for Fund shares sold              1,856,247
Prepaid expenses                                10,365
------------------------------------------------------
TOTAL ASSETS                              $317,224,002
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    814,147
Payable to affiliate for distribution
   and service fees                              5,525
Payable to affiliate for Trustees' fees          1,018
Accrued expenses                               100,422
------------------------------------------------------
TOTAL LIABILITIES                         $    921,112
------------------------------------------------------
NET ASSETS                                $316,302,890
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $330,696,180
Accumulated net realized loss from
   Portfolio
   (computed on the basis of identified
   cost)                                   (36,724,681)
Accumulated undistributed net investment
   income                                       89,033
Net unrealized appreciation from
   Portfolio
   (computed on the basis of identified
   cost)                                    22,242,358
------------------------------------------------------
TOTAL                                     $316,302,890
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $184,446,287
SHARES OUTSTANDING                          15,228,540
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.11
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $12.11)      $      12.85
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 88,906,825
SHARES OUTSTANDING                           6,364,455
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.97
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 42,949,778
SHARES OUTSTANDING                           3,862,918
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      11.12
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $41,692)             $  6,007,919
Interest allocated from Portfolio              210,281
Expenses allocated from Portfolio           (2,084,848)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  4,133,352
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      3,890
Distribution and service fees
   Class A                                     448,938
   Class B                                     841,081
   Class C                                     319,511
Transfer and dividend disbursing agent
   fees                                        362,945
Registration fees                               44,980
Printing and postage                            39,857
Custodian fee                                   34,950
Legal and accounting services                   34,910
Miscellaneous                                   12,939
------------------------------------------------------
TOTAL EXPENSES                            $  2,144,001
------------------------------------------------------

NET INVESTMENT INCOME                     $  1,989,351
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(36,092,117)
   Foreign currency transactions                25,535
------------------------------------------------------
NET REALIZED LOSS                         $(36,066,582)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(19,527,193)
   Foreign currency                               (582)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(19,527,775)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(55,594,357)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(53,605,006)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       1,989,351  $       1,570,419
   Net realized gain (loss)                     (36,066,582)            85,710
   Net change in unrealized
      appreciation (depreciation)               (19,527,775)         2,061,762
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (53,605,006) $       3,717,891
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $      (1,875,380) $      (1,373,233)
      Class B                                      (239,318)           (53,363)
      Class C                                       (84,778)           (16,496)
   From net realized gain
      Class A                                            --         (3,494,694)
      Class B                                            --           (703,545)
      Class C                                            --           (203,023)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $      (2,199,476) $      (5,844,354)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      77,971,254  $      48,886,668
      Class B                                    56,858,012         51,129,338
      Class C                                    38,694,763         21,818,932
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                     1,341,830          3,787,571
      Class B                                       192,004            677,113
      Class C                                        64,309            203,335
   Cost of shares redeemed
      Class A                                   (39,324,734)       (20,724,651)
      Class B                                   (24,521,843)        (9,115,171)
      Class C                                   (14,114,904)        (4,004,332)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      97,160,691  $      92,658,803
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      41,356,209  $      90,532,340
------------------------------------------------------------------------------

                                          YEAR ENDED         YEAR ENDED
NET ASSETS                                DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
At beginning of year                      $     274,946,681  $     184,414,341
------------------------------------------------------------------------------
AT END OF YEAR                            $     316,302,890  $     274,946,681
------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
------------------------------------------------------------------------------
AT END OF YEAR                            $          89,033  $         408,088
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 CLASS A
                                  ---------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------
                                    2002(1)        2001(1)        2000(1)        1999(1)        1998
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 14.530       $ 14.770       $ 14.390       $ 16.050      $ 13.760
-------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------
Net investment income              $  0.128       $  0.131       $  0.114       $  0.101      $  0.088
Net realized and unrealized
   gain (loss)                       (2.408)         0.100          1.835          0.363         2.879
-------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ (2.280)      $  0.231       $  1.949       $  0.464      $  2.967
-------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------
From net investment income         $ (0.140)      $ (0.125)      $ (0.090)      $ (0.085)     $ (0.090)
From net realized gain                   --         (0.346)        (1.479)        (2.039)       (0.587)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $ (0.140)      $ (0.471)      $ (1.569)      $ (2.124)     $ (0.677)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 12.110       $ 14.530       $ 14.770       $ 14.390      $ 16.050
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (15.78)%         1.73%         14.76%          3.40%        21.81%
-------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $184,446       $177,660       $147,800       $139,219      $141,985
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.13%          1.13%          1.15%          1.08%         1.07%
   Net investment income               0.97%          0.91%          0.82%          0.62%         0.60%
Portfolio Turnover of the
   Portfolio                            181%            78%           163%           126%           95%
-------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS B
                                  --------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------------------
                                    2002(1)        2001(1)        2000(1)        1999(1)        1998
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $16.760        $16.970        $16.340        $17.990      $15.400
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income (loss)        $ 0.033        $ 0.035        $ 0.004        $(0.027)     $(0.031)
Net realized and unrealized
   gain (loss)                       (2.778)         0.116          2.105          0.416        3.218
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(2.745)       $ 0.151        $ 2.109        $ 0.389      $ 3.187
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income          $(0.045)       $(0.015)       $    --        $    --      $(0.010)
From net realized gain                   --         (0.346)        (1.479)        (2.039)      (0.587)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.045)       $(0.361)       $(1.479)       $(2.039)     $(0.597)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $13.970        $16.760        $16.970        $16.340      $17.990
------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (16.41)%         1.00%         13.86%          2.58%       20.85%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $88,907        $72,891        $30,368        $32,489      $26,708
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.88%          1.88%          1.94%          1.85%        1.90%
   Net investment income
      (loss)                           0.21%          0.21%          0.03%         (0.15)%      (0.22)%
Portfolio Turnover of the
   Portfolio                            181%            78%           163%           126%          95%
------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS C
                                  --------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------------------
                                    2002(1)        2001(1)        2000(1)        1999(1)        1998
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $13.330        $13.590        $13.370        $15.110      $13.020
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income (loss)        $ 0.025        $ 0.031        $ 0.003        $(0.029)     $(0.033)
Net realized and unrealized
   gain (loss)                       (2.200)         0.068          1.696          0.328        2.715
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(2.175)       $ 0.099        $ 1.699        $ 0.299      $ 2.682
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income          $(0.035)       $(0.013)       $    --        $    --      $(0.005)
From net realized gain                   --         (0.346)        (1.479)        (2.039)      (0.587)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.035)       $(0.359)       $(1.479)       $(2.039)     $(0.592)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $11.120        $13.330        $13.590        $13.370      $15.110
------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (16.35)%         0.86%         13.87%          2.47%       20.77%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $42,950        $24,396        $ 6,246        $ 5,208      $ 2,344
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.88%          1.88%          1.95%          1.90%        1.94%
   Net investment income
      (loss)                           0.21%          0.24%          0.02%         (0.19)%      (0.24)%
Portfolio Turnover of the
   Portfolio                            181%            78%           163%           126%          95%
------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Large-Cap Value Fund (formerly Eaton Vance Growth & Income Fund) (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (formerly Growth & Income Portfolio) (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (96.5% at December 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $35,293,527, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009, $151,827 and December 31, 2010, $35,141,700. At December
   31, 2002, the Fund's undistributed ordinary income on a tax basis was not significantly different than its accumulated undistributed net investment income.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually any net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE LARGE-CAP VALUE FUND DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS A                                      2002         2001
    ------------------------------------------------------------------
    Sales                                      5,879,964    3,400,724
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 100,573      272,742
    Redemptions                               (2,978,852)  (1,452,750)
    ------------------------------------------------------------------
    NET INCREASE                               3,001,685    2,220,716
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS B                                      2002         2001
    ------------------------------------------------------------------
    Sales                                      3,659,993    3,078,688
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  12,130       42,384
    Redemptions                               (1,658,043)    (560,115)
    ------------------------------------------------------------------
    NET INCREASE                               2,014,080    2,560,957
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS C                                      2002         2001
    ------------------------------------------------------------------
    Sales                                      3,205,308    1,661,650
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   5,120       16,010
    Redemptions                               (1,177,366)    (307,442)
    ------------------------------------------------------------------
    NET INCREASE                               2,033,062    1,370,218
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2002, no significant amounts have been earned. The Fund was informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $118,176 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $630,811 and $239,633 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2002, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At December 31, 2002, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $3,356,000 and $6,555,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding

EATON VANCE LARGE-CAP VALUE FUND DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2002 amounted to $448,938, $210,270, and $79,878 for Class A,
   Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on any redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $251,000 and $17,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended December 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $173,770,553 and $80,029,484, respectively, for the year ended December 31, 2002.

8 Name Change
-------------------------------------------
   Effective May 1, 2002, the Eaton Vance Growth & Income Fund's name was changed to the Eaton Vance Large-Cap Value Fund.

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE LARGE-CAP VALUE FUND
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Large-Cap Value Fund (formerly the Eaton Vance Growth & Income Fund) (the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 97.8%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Aerospace and Defense -- 2.1%
-----------------------------------------------------------------------
General Dynamics Corp.                         85,000      $  6,746,450
-----------------------------------------------------------------------
                                                           $  6,746,450
-----------------------------------------------------------------------
Agricultural Equipment -- 0.7%
-----------------------------------------------------------------------
Deere & Co.                                    50,000      $  2,292,500
-----------------------------------------------------------------------
                                                           $  2,292,500
-----------------------------------------------------------------------
Auto Manufacturer -- 1.2%
-----------------------------------------------------------------------
Nissan Motor Co., Ltd.                        500,000      $  3,901,550
-----------------------------------------------------------------------
                                                           $  3,901,550
-----------------------------------------------------------------------
Banks -- 9.4%
-----------------------------------------------------------------------
Bank of America Corp.                         100,000      $  6,957,000
Bank One Corp.                                 75,000         2,741,250
First Tennessee National Corp.                 50,000         1,797,000
North Fork Bancorporation, Inc.                50,000         1,687,000
SouthTrust Corp.                               75,000         1,863,750
TCF Financial Corp.                            50,000         2,184,500
Wachovia Corp.                                175,000         6,377,000
Wells Fargo & Co.                             150,000         7,030,500
-----------------------------------------------------------------------
                                                           $ 30,638,000
-----------------------------------------------------------------------
Building and Construction - Miscellaneous -- 0.4%
-----------------------------------------------------------------------
D.R. Horton, Inc.                              75,000      $  1,301,250
-----------------------------------------------------------------------
                                                           $  1,301,250
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 0.5%
-----------------------------------------------------------------------
Dun & Bradstreet Corp.(1)                      50,000      $  1,724,500
-----------------------------------------------------------------------
                                                           $  1,724,500
-----------------------------------------------------------------------
Chemicals -- 2.0%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.              150,000      $  6,412,500
-----------------------------------------------------------------------
                                                           $  6,412,500
-----------------------------------------------------------------------
Communications Services -- 8.6%
-----------------------------------------------------------------------
Alltel Corp.                                  100,000      $  5,100,000
AT&T Corp.                                     50,000         1,305,500
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Services (continued)
-----------------------------------------------------------------------
BCE, Inc.                                     250,000      $  4,502,500
Clear Channel Communications, Inc.(1)          75,000         2,796,750
Comcast Corp. - Class A(1)                     75,000         1,767,750
SBC Communications, Inc.                      250,000         6,777,500
Verizon Communications, Inc.                  150,000         5,812,500
-----------------------------------------------------------------------
                                                           $ 28,062,500
-----------------------------------------------------------------------
Computers and Business Equipment -- 3.5%
-----------------------------------------------------------------------
Diebold, Inc.                                  50,000      $  2,061,000
Hewlett-Packard Co.                           200,000         3,472,000
International Business Machines Corp.          75,000         5,812,500
-----------------------------------------------------------------------
                                                           $ 11,345,500
-----------------------------------------------------------------------
Consumer Non-Durables -- 1.4%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          100,000      $  4,747,000
-----------------------------------------------------------------------
                                                           $  4,747,000
-----------------------------------------------------------------------
Consumer Products - Miscellaneous -- 0.3%
-----------------------------------------------------------------------
Fortune Brands, Inc.                           25,000      $  1,162,750
-----------------------------------------------------------------------
                                                           $  1,162,750
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 3.4%
-----------------------------------------------------------------------
Emerson Electric Co.                           75,000      $  3,813,750
Tyco International Ltd.                       150,000         2,562,000
United Technologies Corp.                      75,000         4,645,500
-----------------------------------------------------------------------
                                                           $ 11,021,250
-----------------------------------------------------------------------
Drugs -- 1.3%
-----------------------------------------------------------------------
Pfizer, Inc.                                   50,000      $  1,528,500
Wyeth                                          75,000         2,805,000
-----------------------------------------------------------------------
                                                           $  4,333,500
-----------------------------------------------------------------------
Electric Utilities -- 6.2%
-----------------------------------------------------------------------
Dominion Resources, Inc.                      100,000      $  5,490,000
Entergy Corp.                                  75,000         3,419,250
Exelon Corp.                                  100,000         5,277,000
FPL Group, Inc.                               100,000         6,013,000
-----------------------------------------------------------------------
                                                           $ 20,199,250
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Entertainment and Leisure -- 3.1%
-----------------------------------------------------------------------
Carnival Corp.                                100,000      $  2,495,000
Viacom, Inc. - Class B(1)                     125,000         5,095,000
Walt Disney Co. (The)                         150,000         2,446,500
-----------------------------------------------------------------------
                                                           $ 10,036,500
-----------------------------------------------------------------------
Financial - Miscellaneous -- 1.8%
-----------------------------------------------------------------------
Freddie Mac                                   100,000      $  5,905,000
-----------------------------------------------------------------------
                                                           $  5,905,000
-----------------------------------------------------------------------
Financial Services -- 7.5%
-----------------------------------------------------------------------
Citigroup, Inc.                               200,000      $  7,038,000
First Data Corp.                              100,000         3,541,000
Franklin Resources, Inc.                       50,000         1,704,000
Goldman Sachs Group, Inc.                      50,000         3,405,000
H&R Block, Inc.                                50,000         2,010,000
Merrill Lynch & Co., Inc.                     125,000         4,743,750
Morgan Stanley                                 50,000         1,996,000
-----------------------------------------------------------------------
                                                           $ 24,437,750
-----------------------------------------------------------------------
Foods -- 4.9%
-----------------------------------------------------------------------
Nestle SA(2)                                   30,000      $  6,357,153
Sara Lee Corp.                                300,000         6,753,000
Unilever NV                                    50,000         3,085,500
-----------------------------------------------------------------------
                                                           $ 16,195,653
-----------------------------------------------------------------------
Health Care Services -- 1.9%
-----------------------------------------------------------------------
HCA, Inc.                                     150,000      $  6,225,000
-----------------------------------------------------------------------
                                                           $  6,225,000
-----------------------------------------------------------------------
Insurance -- 6.9%
-----------------------------------------------------------------------
American International Group, Inc.            100,000      $  5,785,000
Hartford Financial Services Group, Inc.       125,000         5,678,750
MetLife, Inc.                                 200,000         5,408,000
XL Capital Ltd. - Class A                      75,000         5,793,750
-----------------------------------------------------------------------
                                                           $ 22,665,500
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Medical Products -- 1.4%
-----------------------------------------------------------------------
Abbott Laboratories                            75,000      $  3,000,000
Cardinal Health, Inc.                          25,000         1,479,750
-----------------------------------------------------------------------
                                                           $  4,479,750
-----------------------------------------------------------------------
Metals - Industrial -- 1.9%
-----------------------------------------------------------------------
Alcoa, Inc.                                   275,000      $  6,264,500
-----------------------------------------------------------------------
                                                           $  6,264,500
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.6%
-----------------------------------------------------------------------
ENSCO International, Inc.                     100,000      $  2,945,000
GlobalSantaFe Corp.                           100,000         2,432,000
-----------------------------------------------------------------------
                                                           $  5,377,000
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.5%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                      100,000      $  4,790,000
-----------------------------------------------------------------------
                                                           $  4,790,000
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 7.2%
-----------------------------------------------------------------------
ConocoPhillips                                150,000      $  7,258,500
Occidental Petroleum Corp.                    150,000         4,267,500
Royal Dutch Petroleum Co.                     150,000         6,603,000
Total Fina Elf SA ADR                          75,000         5,362,500
-----------------------------------------------------------------------
                                                           $ 23,491,500
-----------------------------------------------------------------------
Paper and Forest Products -- 2.0%
-----------------------------------------------------------------------
Weyerhaeuser Co.                              130,000      $  6,397,300
-----------------------------------------------------------------------
                                                           $  6,397,300
-----------------------------------------------------------------------
Publishing -- 2.6%
-----------------------------------------------------------------------
Gannett Co., Inc.                              75,000      $  5,385,000
McGraw-Hill Cos., Inc. (The)                   50,000         3,022,000
-----------------------------------------------------------------------
                                                           $  8,407,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
REITS -- 2.7%
-----------------------------------------------------------------------
AMB Property Corp.                             50,000      $  1,368,000
Boston Properties, Inc.                        50,000         1,843,000
General Growth Properties, Inc.                50,000         2,600,000
Manufactured Home Communities, Inc.            50,000         1,481,500
Public Storage, Inc.                           50,000         1,615,500
-----------------------------------------------------------------------
                                                           $  8,908,000
-----------------------------------------------------------------------
Retail - Restaurants -- 0.4%
-----------------------------------------------------------------------
McDonald's Corp.                               75,000      $  1,206,000
-----------------------------------------------------------------------
                                                           $  1,206,000
-----------------------------------------------------------------------
Retail - Specialty -- 0.3%
-----------------------------------------------------------------------
Staples, Inc.(1)                               50,000      $    915,000
-----------------------------------------------------------------------
                                                           $    915,000
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 2.8%
-----------------------------------------------------------------------
Target Corp.                                   75,000      $  2,250,000
TJX Companies, Inc.                           350,000         6,832,000
-----------------------------------------------------------------------
                                                           $  9,082,000
-----------------------------------------------------------------------
Savings & Loans -- 2.4%
-----------------------------------------------------------------------
Washington Mutual, Inc.                       225,000      $  7,769,250
-----------------------------------------------------------------------
                                                           $  7,769,250
-----------------------------------------------------------------------
Semiconductor Manufacturing Equipment -- 0.4%
-----------------------------------------------------------------------
Applied Materials, Inc.(1)                    100,000      $  1,303,000
-----------------------------------------------------------------------
                                                           $  1,303,000
-----------------------------------------------------------------------
Transport - Services -- 0.8%
-----------------------------------------------------------------------
FedEx Corp.                                    50,000      $  2,711,000
-----------------------------------------------------------------------
                                                           $  2,711,000
-----------------------------------------------------------------------
Transportation -- 1.3%
-----------------------------------------------------------------------
Burlington Northern Santa Fe Corp.             75,000      $  1,950,750
Union Pacific Corp.                            40,000         2,394,800
-----------------------------------------------------------------------
                                                           $  4,345,550
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Trucks and Parts -- 0.5%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                            25,000      $  1,537,500
-----------------------------------------------------------------------
                                                           $  1,537,500
-----------------------------------------------------------------------
Wireless Communications -- 0.9%
-----------------------------------------------------------------------
Nokia Oyj ADR                                 200,000      $  3,100,000
-----------------------------------------------------------------------
                                                           $  3,100,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $296,561,482)                          $319,438,253
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 2.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital Corp., 1.25%,
1/2/03                                       $  8,617      $  8,616,701
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $8,616,701)                         $  8,616,701
-----------------------------------------------------------------------
Total Investments -- 100.4%
   (identified cost $305,178,183)                          $328,054,954
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.4)%                   $ (1,284,209)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $326,770,745
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 REIT - Real Estate Investment Trust
 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $305,178,183)                          $328,054,954
Cash                                           243,997
Interest and dividends receivable              504,131
Prepaid expenses                                   806
------------------------------------------------------
TOTAL ASSETS                              $328,803,888
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  2,005,150
Payable to affiliate for Trustees' fees          5,177
Accrued expenses                                22,816
------------------------------------------------------
TOTAL LIABILITIES                         $  2,033,143
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $326,770,745
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $303,894,586
Net unrealized appreciation (computed on
   the basis of identified cost)            22,876,159
------------------------------------------------------
TOTAL                                     $326,770,745
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $43,394)                               $  6,318,345
Interest                                       221,346
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  6,539,691
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,940,419
Trustees' fees and expenses                     19,798
Custodian fee                                  191,160
Legal and accounting services                   34,699
Miscellaneous                                    5,757
------------------------------------------------------
TOTAL EXPENSES                            $  2,191,833
------------------------------------------------------

NET INVESTMENT INCOME                     $  4,347,858
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(38,623,387)
   Foreign currency transactions                26,994
------------------------------------------------------
NET REALIZED LOSS                         $(38,596,393)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(20,090,564)
   Foreign currency                               (612)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(20,091,176)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(58,687,569)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(54,339,711)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       4,347,858  $       3,089,289
   Net realized loss                            (38,596,393)          (584,636)
   Net change in unrealized
      appreciation (depreciation)               (20,091,176)         2,891,832
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (54,339,711) $       5,396,485
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     184,885,318  $     130,407,459
   Withdrawals                                  (91,131,723)       (38,892,516)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      93,753,595  $      91,514,943
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      39,413,884  $      96,911,428
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     287,356,861  $     190,445,433
------------------------------------------------------------------------------
AT END OF YEAR                            $     326,770,745  $     287,356,861
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               YEAR ENDED DECEMBER 31,
                                            -------------------------------------------------------------
                                              2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily
   net assets):
   Expenses                                     0.71%        0.71%        0.73%        0.71%        0.72%
   Net investment income                        1.40%        1.35%        1.23%        0.99%        0.95%
Portfolio Turnover                               181%          78%         163%         126%          95%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                               (15.42)%       2.16%          --           --           --
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)     $326,771     $287,357     $190,445     $177,047     $171,117
---------------------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Large-Cap Value Portfolio (formerly Growth & Income Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve growth of principal and income by investing primarily in common stocks of companies that appear to offer good prospects for increases in both earnings and dividends. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2002, the Eaton Vance Large-Cap Value Fund held a 96.5% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2002, $39 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the year ended December 31, 2002, the fee amounted to $1,940,419. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $647,458,411 and $545,259,790, respectively, for the year ended December 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $306,542,987
    ------------------------------------------------------
    Gross unrealized appreciation             $ 25,016,634
    Gross unrealized depreciation               (3,504,667)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 21,511,967
    ------------------------------------------------------

   The net unrealized depreciation on foreign currency at December 31, 2002 was $612.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2002.

6 Name Change
-------------------------------------------
   Effective May 1, 2002, the Growth & Income Portfolio's name was changed to the Large-Cap Value Portfolio.

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF LARGE-CAP VALUE PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Large-Cap Value Portfolio (formerly
Growth & Income Portfolio) (the "Portfolio") at December 31, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Large-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              185                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1989;   Chief Executive Officer
                                          of the Portfolio   of EVC, EV, EVM and
                                             since 1992      BMR; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS      BY TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1989;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 1993      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III                                     Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                  of the Portfolio   Banking Emeritus,                                and Telect, Inc.
                                             since 1992      Harvard University                              (telecommunication
                                                             Graduate School of                               services company)
                                                             Business
                                                             Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1993      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS      BY TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                185                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1989;   Consultant.
                                          of the Portfolio
                                             since 1993

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Duke E. Laflamme    Vice President of       Since 2001      Vice President of EVM and BMR.
 7/8/69                  the Trust                           Officer of 12 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas H. Luster    Vice President of       Since 2002      Vice President of EVM and BMR.
 4/8/62                  the Trust                           Officer of 14 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Michael R. Mach     Vice President of       Since 1999      Vice President of EVM and BMR.
 7/15/47               the Portfolio                         Previously, Managing Director
                                                             and Senior Analyst for
                                                             Robertson Stephens
                                                             (1998-1999). Officer of 23
                                                             registered investment
                                                             companies managed by EVM and
                                                             BMR.

 Duncan W.            President of the       Since 2002      Senior Vice President and
 Richardson              Portfolio                           Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 40 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Edward E. Smiley,   Vice President of       Since 1996      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 36 registered
 10/5/44                                                     investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 190 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 William J. Austin,   Treasurer of the       Since 2002      Assistant Vice President of
 Jr.                    Portfolio(2)                         EVM and BMR. Officer of 59
 12/27/51                                                    registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Included both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Mr. Austin served as Assistant Treasurer since 1993.

    The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF LARGE-CAP VALUE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110



                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122




EATON VANCE LARGE-CAP VALUE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

173-2/03                                                                  GNCSRC